Consolidated Interim Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 377,419	$ 334,850
Short-term investments	103,759	80,000
Accounts receivable, net	30,304	30,778
Prepaid expenses and other assets	8,840	7,614
Total current assets	520,322	453,242
Property and equipment, net	931	1,025
Right-of-use assets, net	3,946	4,308
Intangible assets, net	47,568	47,666
Goodwill	397,689	395,804
Deferred tax asset	0	3,373
Other non-current assets	728	746
Total non-current assets	450,862	452,922
Total assets	971,184	906,164
Liabilities and equity
Accounts payable and accrued expenses	22,506	14,990
Current lease liabilities	1,024	1,162
Income taxes payable	832	1,512
Contract liabilities	1,599	1,754
Current portion of borrowings with related party	36,862	0
Other current liabilities	3,877	3,966
Total current liabilities	66,700	23,384
Long-term borrowings with related party	0	34,014
Non-current lease liabilities	3,316	3,510
Deferred tax liabilities	2,827	0
Other non-current liabilities	3,294	3,223
Total non-current liabilities	9,437	40,747
Total liabilities	76,137	64,131
Equity
Share capital	21,198	21,198
Share premium	359,280	359,280
Accumulated comprehensive loss	(3,460)	(10,688)
Retained earnings	517,813	472,125
Equity attributable to DoubleDown Interactive Co., Ltd.	894,831	841,915
Equity attributable to non-controlling interests	216	118
Total equity	895,047	842,033
Total liabilities and equity	$ 971,184	$ 906,164